Assets and liabilities held for sale - Transactions completed during the year (Details) - AUD ($) $ in Millions		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Advance Asset Management Limited
Assets and liabilities held for sale
Pre-tax gain on sale	$ 243
Post-tax gain on sale	$ 256
BT Superannuation Funds
Assets and liabilities held for sale
Amount of expense recovery recognized in operating expenses		$ 53